Net Loss Per Share	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Net Loss Per Share
Net Loss Per Share

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	$	$	$	$
Net loss attributable to the shareholders of Teekay Corporation	(80,152)	(77,809)	(125,408)	(126,592)
The Company's portion of the Inducement Premium and Exchange Contribution charged to retained earnings by Teekay Offshore (note 9e)	—	(4,993)	—	(4,993)
Net loss attributable to the shareholders of Teekay Corporation - basic and diluted	(80,152)	(82,802)	(125,408)	(131,585)
Weighted average number of common shares	86,259,207	72,945,635	86,217,567	72,844,031
Dilutive effect of stock-based compensation	—	—	—	—
Common stock and common stock equivalents	86,259,207	72,945,635	86,217,567	72,844,031
Loss per common share:
- Basic	(0.93)	(1.14)	(1.45)	(1.81)
- Diluted	(0.93)	(1.14)	(1.45)	(1.81)

Stock-based awards that have an anti-dilutive effect on the calculation of diluted loss per common share, are excluded from this calculation. For the three and six months ended June 30, 2017, options to acquire 4.0 million shares of Common Stock had an anti-dilutive effect on the calculation of diluted income per common share (three and six months ended June 30, 2016 - 3.9 million). In periods where a loss attributable to shareholders of Teekay has been incurred all stock-based awards are anti-dilutive.